Commitments and Contingencies - Summary of Litigation Settlement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and contingencies
Losses on litigation settlements	R$ 7,209	R$ 5,170
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. ("International School")
Commitments and contingencies
Recognized interest expense	33,909
Increase in accounts payable to sale of share holders	89,403
Civil
Commitments and contingencies
Losses on litigation settlements	6,113	4,425
Labor
Commitments and contingencies
Losses on litigation settlements	R$ 1,096	R$ 745